Shareholder Report, Holdings (Details) - C000014262	Dec. 31, 2025
Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.20%
B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BB
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BBB
Holdings [Line Items]
Percent of Net Asset Value	14.90%
A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
AA
Holdings [Line Items]
Percent of Net Asset Value	55.70%
AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.20%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.50%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.10%